Liability in Respect of Government Grants	12 Months Ended
Dec. 31, 2022
Disclosure Of Government Grants Text Block Abstract
Liability in respect of government grants

Note 10 - Liability in respect of government grants

Since the Inception Date, the Company has been receiving grants in respect of participation in research and development from the IIA, in a total amount of NIS 1.7 million. In return, the Company undertook to pay royalties at a rate of 3% - 3.5% of the revenues to derive from the know-how and technology to be developed as part of the projects in respect of which such financing was received. The liability amount is linked to the U.S. dollar and bears interest at LIBOR rate.

The Company recognized a liability in respect of these grants at the date of initial recognition in an amount equal to the fair value of the liability, based on the present value of the royalty payments to be paid to the Innovations Authority as a percentage of sales, discounted at a discount rate of 20%, as assessed by the Company’s management on the basis of an independent third-party valuation. The difference between the amount of the grant received and the amount recognized as a liability, as above, was carried to profit and loss against research and development expenses. During the years ended December 31, 2021 and 2020, an amount of NIS 244 and NIS 134, respectively, was recognized in profit or loss, as grants.

The following tabular represents the changes in liability in respect of government grants in the reported periods:

	Year ended December 31,
	2022	2021	2020

Balance as of January 1,	1,168	802	519
Fair value of liability related to government grants received	-	345	237
Adjustment of the liability in respect of government grants in respect of value of time and exchange rate differentials	86	31	56
Royalties payable to the Innovations Authority	-	(10)	(10)
Balance as of December 31,	1,254	1,168	802

	December 31,
	2022	2021

Current liability	335	109
Non-current liability	919	1,059
Balance as of December 31,	1,254	1,168